CURRENT AND DEFERRED INCOME TAXES - Reconciliation of effective rate (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of effective rate
Net income before taxes		$ 170,798,359	$ 140,856,204	$ 129,740,488
Tax expense at legal rate	27.00%	25.50%	24.00%	22.50%	21.00%
Tax expense at applicable tax rate		$ (43,553,581)	$ (33,805,489)	$ (29,191,610)
Effect of a different tax rate in other jurisdictions		(4,971,103)	(9,214,270)	(8,161,392)
Non-taxable revenues		9,645,068	6,068,410	11,778,290
Non-deductible expenses		(4,020,729)	(419,761)	(5,557,758)
Effect of tax on excess tax provision previous periods		125,021	86,731	117,316
Effect of tax monetary restatement Chilean companies		(1,465,753)	(1,875,343)	(2,387,349)
Foreign subsidiaries tax withholding expense and other legal tax debits and credits		(7,556,557)	(9,647,371)	(8,240,059)
Adjustments to tax expense		(3,272,950)	(5,787,334)	(4,289,560)
Tax expense at effective rate		$ (51,797,634)	$ (48,807,093)	$ (41,642,562)
Effective rate		30.60%	34.70%	32.10%